Asset Impairments and Restructuring Asset Impairments and Restructuring (Details) (USD $) In Millions, unless otherwise specified				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended			12 Months Ended														3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Interiors [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Interiors [Member]	Dec. 31, 2009 Predecessor [Member] Interiors [Member]	Oct. 01, 2010 Predecessor [Member] Climate [Member]	Dec. 31, 2009 Predecessor [Member] Climate [Member]	Oct. 01, 2010 Predecessor [Member] Electronics [Member]	Dec. 31, 2009 Predecessor [Member] Electronics [Member]	Oct. 01, 2010 Predecessor [Member] Central [Member]	Dec. 31, 2009 Predecessor [Member] Central [Member]	Oct. 01, 2010 Predecessor [Member] 2010 Restructuring Actions [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2010 Restructuring Actions [Member] Employee Severance [Member]	Oct. 01, 2010 Predecessor [Member] 2010 Restructuring Actions [Member] Contract Termination and Equipment Relocation Costs [Member]	Oct. 01, 2010 Predecessor [Member] 2010 Restructuring Actions [Member] Equipment Relocation [Member]	Oct. 01, 2010 Predecessor [Member] 2010 Restructuring Actions [Member] Special Termination Benefits [Member]	Dec. 31, 2009 Predecessor [Member] 2010 Restructuring Actions [Member] Special Termination Benefits [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activities [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Consolidation of Electronics Operations in South America [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Two European Interors Facilities [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Two European Interors Facilities [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Closure of a North American Electronics Facility [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Closure of a North American Electronics Facility [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - North American Headquarters [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - North American Headquarters [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Consolidation of North American Lighting Operations [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Consolidation of North American Lighting Operations [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] United States [Member] 2009 Restructuring Activities [Member]	Dec. 31, 2009 Predecessor [Member] Other Countries [Member] 2009 Restructuring Activities [Member]	Dec. 31, 2009 Predecessor [Member] South America [Member] 2009 Restructuring Activities [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] Interiors [Member]	Dec. 31, 2011 Successor [Member] Interiors [Member]	Dec. 31, 2010 Successor [Member] Climate [Member]	Dec. 31, 2011 Successor [Member] Climate [Member]	Dec. 31, 2010 Successor [Member] Electronics [Member]	Dec. 31, 2011 Successor [Member] Electronics [Member]	Dec. 31, 2010 Successor [Member] Central [Member]	Dec. 31, 2011 Successor [Member] Central [Member]	Dec. 31, 2011 Successor [Member] 2011 Climate Segment Restructuring Actions [Member] [Member]	Dec. 31, 2012 Successor [Member] 2011 Cadiz Electronics Plant Closure [Member]	Dec. 31, 2011 Successor [Member] 2011 Cadiz Electronics Plant Closure [Member]	Mar. 31, 2012 Successor [Member] 2011 Cadiz Electronics Plant Closure [Member] Employee Severance [Member]	Dec. 31, 2011 Successor [Member] 2011 Cadiz Electronics Plant Closure [Member] Employee Severance [Member]	Mar. 31, 2012 Successor [Member] 2011 Cadiz Electronics Plant Closure [Member] Facility Closing [Member]	Dec. 31, 2011 Successor [Member] 2011 Action on Two European Interiors Plants [Member] Employee Severance [Member]	Dec. 31, 2010 Successor [Member] 2010 Restructuring Actions [Member] Employee Severance [Member]	Dec. 31, 2011 Successor [Member] 2010 Restructuring Actions [Member] Employee Severance [Member]	Dec. 31, 2010 Successor [Member] 2010 Restructuring Actions [Member] Contract Termination and Equipment Relocation Costs [Member]	Dec. 31, 2011 Salaried Employee [Member] Successor [Member] 2011 Climate Segment Restructuring Actions [Member] [Member]	Dec. 31, 2011 Hourly Employee [Member] Successor [Member] 2011 Climate Segment Restructuring Actions [Member] [Member]
Restructuring Cost and Reserve [Line Items]
Long-lived assets to be disposed, carrying value			$ 182
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Current Beginning	26	43		39	64	21	49	0	3	13	4	5	8																					43		37		2		3		1
Expenses				20	84	6	22	1	5	2	13	11	44																				28	34	24	7	2	3	1	24	1										24
Reversals																																		(10)		(7)		(1)		(2)		0
Exchange				(1)		(1)				0		0																					(1)		(1)	2				(2)
Utilization				(37)	(109)	(9)	(50)	(1)	(8)	(13)	(4)	(14)	(47)	26	81	9																	(5)	(41)	(3)	(33)		(3)		(4)	(2)	(1)								4		1
Restructuring Reserve, Current Ending	26	43		21	39	17	21	0	0	2	13	2	5																				43	26	37	6	2	1	3	19	1
Restructuring and Related Cost, Number of Positions Eliminated																						170		300		120		550		300	180	200																					50	130
Restructuring expenses				14	80									14			6			34	4		13		11		10		4				27	24									3				24		7
Restructuring and Related Cost, Expected Number of Positions Eliminated																																											500
Restructuring and Related Cost, Expected Cost																																											20		47	29		14
Anticipated reimbursement from Ford																																												19
Cost Recovery																																		18
Reimbursment form Ford																																													4
Special termination benefits																		$ 2	$ 28